Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Inventory [Line Items]
Finished goods	$ 20,925	$ 19,753
Work in process—including long-term contracts	30,884	27,217
Raw materials	38,419	35,093
Total inventories	$ 90,228	$ 82,063